WARRANTS (Details 2) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Warrant [Member]
Warrants Outstanding
Outstanding at Beginning of Period	3,146,355	2,732,072
Issued	3,246,000	414,281
Outstanding at End of Period	6,392,355	3,146,355
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.24	$ 1.13
Issued	$ 1.50
Outstanding at End of Period	$ 1.37	$ 1.24
Average Intrensic Value
Outstanding at Beginning of Period
Issued
Outstanding at End of Period
Weighted Average Remaining Contractual Term
Issued	3 years 7 months 17 days
Outstanding at End of Period	2 years 11 months 5 days